Stock-Based Compensation (Summary of Activity Related to Employee Performance Share Units) (Details) - Performance Share Unit Plan - Employee - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	832,093
Share Unit Plans: Granted including DRIP	332,562
Share Unit Plans: Exercised	(120,434)
Share Unit Plans: Forfeited	(134,283)
Share Unit Plans: Outstanding and exercisable, Ending Balance	909,938
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 52.57
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	52.61
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	59.77
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	58.40
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 50.77
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 68.0	$ 50.0